UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     November 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $144,750 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     7806   512209 SH       SOLE                   512209        0        0
EXXON MOBIL CORP               COM              30231G102      234     3216 SH       SOLE                     3216        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     3821   149910 SH       SOLE                   149910        0        0
ISHARES INC                    MSCI S KOREA     464286772     2642    56722 SH       SOLE                    56722        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     2799   229735 SH       SOLE                   229735        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     6130   127071 SH       SOLE                   127071        0        0
ISHARES TR                     BARCLY USAGG B   464287226      410     3724 SH       SOLE                     3724        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     8154    72599 SH       SOLE                    72599        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2945    52050 SH       SOLE                    52050        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     5135    97660 SH       SOLE                    97660        0        0
ISHARES TR                     RUSSELL 2000     464287655     2790    43396 SH       SOLE                    43396        0        0
ISHARES TR                     AGENCY BD FD     464288166     2573    22832 SH       SOLE                    22832        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448      470    16588 SH       SOLE                    16588        0        0
ISHARES TR                     HIGH YLD CORP    464288513     9673   116786 SH       SOLE                   116786        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    10691    98817 SH       SOLE                    98817        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    28253   271720 SH       SOLE                   271720        0        0
ISHARES TR                     DJ OIL EQUIP     464288844     6649   153384 SH       SOLE                   153384        0        0
POWERSHARES ETF TR II          S&P SMCP IT PO   73937B860      592    25215 SH       SOLE                    25215        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9629   183447 SH       SOLE                   183447        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     3906    24712 SH       SOLE                    24712        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      491    15326 SH       SOLE                    15326        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     7774   152823 SH       SOLE                   152823        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    11325   316065 SH       SOLE                   316065        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     9858   204912 SH       SOLE                   204912        0        0